INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Schedule of investment
	December 31, 2020	December 31, 2019
Investment in Vivi Holdings, Inc.	$1,019,961	$1,019,961
Impairment provision	(1,019,960)	-
	$1	$1,019,961